Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of supplement cash flow information
	For the six months ended June 30, 2026	For the six months ended June 30, 2025
NET CHANGE IN NON-CASH WORKING CAPITAL ITEMS
Inventory	$(3,651)	$(2,841)
Prepaid expenses and other assets	(1,179)	(257)
Taxes recoverable	(544)	(508)
Taxes payable	(1,631)	288
Accounts payable and accrued liabilities	(3,031)	2,079
Amounts receivable	9,984	(3,135)
Amounts due to related parties	1	(148)
	$(51)	$(4,522)
OTHER SUPPLEMENTARY INFORMATION
Interest paid	$254	$136
Taxes paid	13,843	3,590
	$14,097	$3,726
NON-CASH INVESTING AND FINANCING ACTIVITIES
Transfer of share-based payments reserve upon vesting of RSUs	$1,347	$1,008
Transfer of share-based payments reserve upon exercise of stock options	4,780	1,155
Equipment acquired under finance leases and equipment loans	4,918	4,014
	$11,045	$6,177